Subsequent Events (Details) - Subsequent Event [Member] - USD ($)								1 Months Ended
	May 10, 2022	May 09, 2022	Apr. 04, 2022	Mar. 23, 2022	Mar. 21, 2022	Mar. 18, 2022	Feb. 17, 2022	Apr. 27, 2022
Subsequent Events (Details) [Line Items]
Received additional proceeds		$ 100,000	$ 200,000					$ 250,000
Fund working capital	$ 1,500,000
Bears interest rate percentage	10.00%
Unpaid interest balance (in Dollars per share)	$ 0.8
Subordinated convertible promissory note	$ 1,500,000
Broker-Dealer a fees							$ 250,000
Stockholders elected to redeem shares (in Shares)						15,092,126
Trust account total amount						$ 152,451,819
Common stock redemption shares (in Shares)						5,032,874
Subscription agreements loan					$ 4,000,000
Aggregate principal amount					$ 4,000,000
Subsequent event description					(i) the closing of the Company’s initial Business Combination, and (ii) December 31, 2022 (the “Maturity Date”). The Notes provide for a credit line up to the maximum amount of $4,000,000. The Company will not have the right to re-borrow any portion of any loans made under the Notes once repaid. A commitment fee in the amount of $400,000, equal to 10% of the maximum principal amount of the Note, shall be paid to the subscribers, on a pro rata basis, by the Company promptly following the initial funding. In the event that the Company does not consummate a Business Combination by the Maturity Date, the Notes will be repaid only from amounts remaining outside of the Trust Account, if any.
Common stock per share (in Dollars per share)					$ 2
Common stock shares (in Shares)					2,000,000
Exercise price per share (in Dollars per share)					$ 11.5
Purchase price per share (in Dollars per share)					$ 5
Initial amount					$ 2,700,000
Loan proceeds					720,000
Trust account deposit amount					$ 240,000
Advance deposit amount				$ 240,000
Rom Papadopoulos [Member]
Subsequent Events (Details) [Line Items]
Contributed amount	$ 200,000